Ordinary Shares	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Ordinary Shares
15.	ORDINARY SHARES

On November 4, 2013, the Company entered into the West Crest Limited Share Purchase agreement. On November 15, 2013, the Company decided to retire the treasury stocks repurchased. On November 18, 2013, Cheerbright entered into a three-month revolving loan facility to fund a portion of the West Crest Limited share purchase with a financial institution for an amount up to RMB230,040 (US$38,000), which was fully drawn down on November 21, 2013 and subsequently repaid on December 27, 2013. This facility was collateralized by a cash deposit of RMB245,000 (US$40,471) provided by Autohome WFOE. As of December 31, 2013, RMB 227,015 (US$37,500) is the outstanding payable due to West Crest Limited.

Upon the effectiveness of the IPO registration statement, the Company’s ordinary shares were redeemed and cancelled in consideration for the issuance of an equivalent number of Class A ordinary shares and Class B ordinary shares to the holders of former ordinary shares, respectively. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class B ordinary share is convertible into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares under any circumstances. Each Class A ordinary share is entitled to one vote. When the total number of ordinary shares held by Telstra constitutes no less than 51% of all of the Company’s issued and outstanding ordinary shares, each Class B ordinary share is entitled to one vote; when the total number of ordinary shares held by Telstra drops below 51% but is no less than 39.3% of all of the Company’s issued and outstanding ordinary shares, each Class B ordinary share will carry such number of votes that would result in the total number of ordinary shares held by Telstra carrying, in the aggregate, 51% of the voting rights represented by all of the Company’s issued and outstanding ordinary shares; when the total number of ordinary shares held by Telstra drops below 39.3% of all of the Company’s issued and outstanding ordinary shares, all Class B ordinary shares will be automatically converted into the same number of Class A ordinary shares.

Immediately prior to the completion of the IPO, the Company had 27,354,496 Class A ordinary shares and 68,788,940 Class B ordinary shares outstanding. During the IPO, the Company issued 8,993,000 Class A ordinary shares. Upon completion of the IPO on December 11, 2013, the Company had 105,136,436 ordinary shares outstanding comprised of 36,347,496 Class A ordinary shares and 68,788,940 Class B ordinary shares.